LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Right-of-use Assets, Depreciation and Impairment
Balances for the Company’s lease activities are summarized as follows:

	As at December 31, 2022	As at December 31, 2021
Lease liabilities	1,056	880
Right of-use assets:
Land, buildings and improvements	854	729
Machinery, equipment and others	356	343
Total right-of-use assets	1,210	1,072

	Year ended December 31, 2022	Year ended December 31, 2021
Depreciation and impairment charges:
Land, buildings and improvements	133	120
Machinery, equipment and others	70	70
Total depreciation and impairment charges	203	190

Other lease related expenses:
Interest expense on lease liabilities	34	33
Expenses of short-term leases	96	79
Expenses of leases of low-value assets	71	65
Expenses related to variable lease payments not included in the measurement of lease liabilities	87	86

Additions to right-of-use assets	418	313
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	185	199

Maturity Analysis of Lease Liabilities
The maturity analysis of the lease liabilities as of December 31, 2022 and December 31, 2021, is as follows:

				December 31, 2022
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Lease liabilities (undiscounted)	270	297	183	1,028	1,778

				December 31, 2021
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Lease liabilities (undiscounted)	222	254	152	836	1,464

Schedule of Additional Information About Leasing Activities for Lessee
An estimation of the future cash outflows to which the Company is potentially exposed in relation to those contracts involving variable lease payments, which are not reflected in the measurement of lease liabilities as of December 31, 2022 and December 31, 2021, is as follows:

					December 31, 2022
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential variable lease payments	76	124	85	83	368

					December 31, 2021
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential variable lease payments	79	140	84	119	422
The potential addition/(reduction) in future cash outflows to which the Company is exposed in case such options are exercised or the guarantees required are as shown in the table below:

				December 31, 2022
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential extension options	1	2	1	—	4
Potential termination options	—	(1)	—	(1)	(2)
Potential residual value guarantees	1	2	2	1	6

				December 31, 2021
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential extension options	1	2	—	1	4
Potential termination options	—	(1)	—	—	(1)
Potential residual value guarantees	—	1	2	4	7
Undiscounted amounts related to lease contracts not yet commenced and therefore not included in the recognized lease liabilities as of December 31, 2022 and December 31, 2021, to which the Company is committed are described below:

				December 31, 2022
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Leases not yet commenced	2	8	9	66	85

				December 31, 2021
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Leases not yet commenced	2	7	8	55	72